Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Central Index Key	dei_EntityCentralIndexKey	0001018973
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 21, 2013
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013